Change in Accumulated Other Comprehensive Income by Component (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (471)
Other comprehensive income/(loss) before reclassifications	1,938
Amounts reclassified from AOCI	(20)
Tax effect	(365)
Total other comprehensive income/(loss)	1,553	(970)	56
Ending balance	1,082	(471)
Cumulative Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(105)
Other comprehensive income/(loss) before reclassifications	(187)
Amounts reclassified from AOCI	0
Tax effect	50
Total other comprehensive income/(loss)	(137)
Ending balance	(242)
Unrecognized Gains/Losses on Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(175)
Other comprehensive income/(loss) before reclassifications	1,687
Amounts reclassified from AOCI	185
Tax effect	(333)
Total other comprehensive income/(loss)	1,539
Ending balance	1,364
Unrealized Gains/Losses on Marketable Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(191)
Other comprehensive income/(loss) before reclassifications	438
Amounts reclassified from AOCI	(205)
Tax effect	(82)
Total other comprehensive income/(loss)	151
Ending balance	$ (40)